                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment / /; Amendment Number: __
        This Amendment (Check only one.): / / is a restatement.
                                          / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Clincher Capital Corporation
Address:   227 West Monroe Street, Suite 4800
           Chicago, Illinois  60606

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David S. Richter
Title:  President
Phone:  (312) 739-2138

Signature, Place, and Date of Signing:

/s/ David S. Richter                    Chicago, Illinois     February 14, 2000
------------------------------------  -------------------  ---------------------
        [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number                 Name
28-________________       Waveland International, Ltd.


                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      1

Form 13F Information Table Value Total:    $1,419
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.    Form 13F File Number        Name

       1     28-_______________          David S. Richter

                        Form 13F Information Table

   Column 1      Column 2  Column 3   Column 4            Column 5          Column 6     Column 7             Column 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Voting Authority
                  Title                Value    Shrs or     Sh/     Put/   Investment     Other
Name of Issuer   of Class    CUSIP    (X$1000)  Prn Amt     Prn     Call   Discretion    Managers    Sole     Shared     None
-------------------------------------------------------------------------------------------------------------------------------
VETERINARY CTRS    COM     925514101    1,419    110,207     SH             DEFINED        1       110,207
AMER INC
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------